Fees Summary	Apr. 29, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,040,800,000.00
Total Fee Amount	281,834.48
Total Offset Amount	0.00
Net Fee	$ 281,834.48
Offering Table N/A
Offset Table N/A	N/A